Accounts Receivable and Total Revenue Risks and Uncertainties (Detail) (JAPAN, GungHo Online Entertainment Incorporated)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable
Concentration Risk [Line Items]
Concentration of risk, rate	34.00%	45.00%	35.00%
Revenue
Concentration Risk [Line Items]
Concentration of risk, rate	51.00%	50.00%	56.00%